Benefit Plans, Allocation of Plan Assets (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Retirement Plan [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	100.00%	100.00%
Retirement Plan [Member] | Equity securities [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	63.00%	69.00%
Retirement Plan [Member] | Debt securities [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	32.00%	26.00%
Retirement Plan [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	5.00%	5.00%
Post-Retirement Benefits Plan [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	100.00%	100.00%
Post-Retirement Benefits Plan [Member] | Equity securities [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	65.00%	68.00%
Post-Retirement Benefits Plan [Member] | Debt securities [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	33.00%	27.00%
Post-Retirement Benefits Plan [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	2.00%	5.00%
Pension and Postretirement Plans [Member] | Equity securities [Member]
Assets target allocations [Abstract]
Prescribed target allocations range, minimum (in hundredths)	50.00%
Prescribed target allocation range, maximum (in hundredths)	70.00%
Pension and Postretirement Plans [Member] | Debt securities [Member]
Assets target allocations [Abstract]
Prescribed target allocations range, minimum (in hundredths)	25.00%
Prescribed target allocation range, maximum (in hundredths)	40.00%
Pension and Postretirement Plans [Member] | Other [Member]
Assets target allocations [Abstract]
Prescribed target allocations range, minimum (in hundredths)	0.00%
Prescribed target allocation range, maximum (in hundredths)	10.00%